Short-term bank borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-term bank borrowings
Schedule of Short-term bank borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Bank loans	490,000	443,444